INCOME TAXES	12 Months Ended
Dec. 31, 2023
Income Tax Disclosure [Abstract]
INCOME TAXES

17. INCOME TAXES

Cayman

Under the current laws of the Cayman Islands, the Company is not subject to tax on income or capital gains. In addition, upon payments of dividends by the Company to its shareholders, no Cayman Islands withholding tax will be imposed.

British Virgin Islands

Under the current laws of the British Virgin Islands, subsidiaries incorporated in British Virgin Islands are not subject to tax on income or capital gains.

United States

Mercurity Fintech Technology Holding Inc. (“MFH Tech”) and Chaince Securities Inc. (“Chaince”) are incorporated in New York, USA. In accordance with the Federal Corporate Income Tax Law, the Federal corporate income tax rate applicable to MFH Tech and Chaince is 21%. In accordance with the New York State Corporate Income Tax Law, the New York State corporate income tax rate applicable to MFH Tech and Chaince is 6.5%.

Hong Kong

Under the Hong Kong tax laws, the Company’s subsidiaries in Hong Kong are subject to Hong Kong profits tax rate at 16.5%.

People’s Republic of China

The enterprise income tax (‘‘EIT’’) law applies a uniform 25% EIT rate to both foreign invested enterprises and domestic enterprises. The EIT rate for the Company’s entities operating in the PRC is 25%.

Singapore

Under the Singapore tax laws, the Company’s subsidiary in Singapore is subject to Singapore profits tax rate at 17%.

For the year ended December 31, 2022 and 2023, loss or income before income taxes from continuing operations consists of:

	For the year ended December 31,
	2023	2022
	US$	US$
Cayman Islands: Mercurity Fintech Holding Inc. (“MFH”)	(6,120,978)	(7,992,466)
US: Mercurity Fintech Technology Holding Inc. (“MFH Tech”)	(2,662,392)	8,776
US: Chaince Securities Inc. (“Chaince”)	(45,346)	—
Hong Kong: Ucon Capital (HK) Limited (“Ucon”)	(496,006)	(1,317,169)
PRC: Lianji Future Technology Ltd. (“Lianji Future”)	(121,212)	(177,053)

The current and deferred components of the income tax expense from continuing operations in the consolidated statements of comprehensive loss are as follows:

	For the year ended December 31,
	2023	2022
	US$	US$
Current tax benefit (expense)	(587)	(2,294)
Deferred tax benefit (expense)	91,363	251,005
Income tax benefit (expense)	90,776	248,711

The reconciliation of tax computed by applying the statutory income tax rate of 21% applicable to the US operation, 16.5% applicable to the Hong Kong operation, 25% applicable to the PRC operation, and 17% applicable to the Singapore operation to income tax benefit from continuing operations is as follows:

	For the year ended December 31, 2023
	US$	US$	US$	US$	US$
	US (MFH Tech)	US (Chaince)	Hong Kong	PRC	Consolidated
Income/(Loss) before income taxes	(2,662,392)	(45,346)	(496,006)	(121,212)	(2,837,327)
Income tax computed at applicable tax rates	(559,102)	(9,522)	(81,841)	(30,303)	(680,768)
Current losses unrecognized deferred income tax	559,102	—	—	30,303	589,405
Prior income tax expense recognized in current period	587	—	—	—	587
Income tax expenses/(benefits)	587	(9,522)	(81,841)	—	(90,776)

	For the year ended December 31, 2022
	US$	US$	US$	US$
	US	Hong Kong	PRC	Consolidated
Income/(Loss) before income taxes	8,776	(1,317,169)	(177,053)	(1,485,445)
Income tax computed at applicable tax rates	1,843	(217,333)	(44,263)	(259,753)
Effect of different tax rates in different jurisdictions	451	—	—	451
Non-deductible expenses	—	—	785	785
Current losses unrecognized deferred income tax	—	—	43,478	43,478
Prior losses recognized deferred income tax in current period	—	(33,672)	—	(33,672)
Income tax expenses/(benefits)	2,294	(251,005)	—	(248,711)

Deferred tax assets

The significant components of the Company’s deferred tax assets were as follows:

	December 31,	December 31,
	2023	2022
	US$	US$
Deferred tax assets
Net operating loss carry forwards	103,548	90,567
Impairment of intangible assets	238,821	160,438
Valuation allowance	—	—
Total deferred tax assets	342,369	251,005